Trade and other payables	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

(in thousands of USD)	June 30, 2025	December 31, 2024

Other payables	1,392	—
Derivatives	188	—
Total non-current other payables	1,580	—
Trade payables	80,180	22,296
Accrued expenses	29,547	24,826
Accrued payroll	3,180	2,662
Dividends payable	108	538
Deferred income	70,322	27,367
Other payables	8,453	1,902
Derivatives	104	—
Total current trade and other payables	191,894	79,591

The increase in trade payables is primarily attributable to the acquisition of GOGL and the delivery of additional newbuild vessels within CMB.TECH Enterprises during the first half year of 2025 which caused an increase in bunker payables.
The increase in deferred income is mainly attributable to the acquisition of the GOGL fleet and primarily relates to deferred revenue from vessels operating under time charter contracts.